Vanguard Intermediate-Term Treasury Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Treasury 3-10 Year Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.26%	(0.16%)		1.14%
Spliced Bloomberg U.S. Treasury 3-10 Year Index in USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.26%	(0.16%)		1.14%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	0.99%	1.39%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.17%)	(1.11%)		0.23%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.78%	(0.49%)		0.48%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.32%	(0.17%)		1.09%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.38%	(0.17%)		1.06%